Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the 2023 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2025	919	$18.41	5.67	$5
Options granted	4	0.87
Options exercised	—	—
Options forfeited or cancelled	(13)	13.67
Outstanding at March 31, 2025	910	$18.40	5.43	$—
Exercisable at March 31, 2025	750	$19.22	4.71	$—

A summary of the option activity and related information follows (in thousands except weighted average exercise price):

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	787	$25.80	5.82	$3
Options granted	229	1.89
Options exercised	—	—
Options forfeited or cancelled	(97)	41.26
Outstanding at December 31, 2024	919	18.41	5.67	$5
Exercisable at December 31, 2024	710	19.32	4.83	$1

Summary of Restricted Stock Unit Activity

A summary of the 2023 Plan restricted stock unit (RSU) activity and related information follows (in thousands except weighted average grant date fair value):

	Number of Units Outstanding	Weighted Average Grant-Date Fair Value
Balance at January 1, 2025	25	$1.15
Vested and released	(25)	1.15
Balance at March 31, 2025	—	—

A summary of the 2023 Plan restricted stock unit (RSU) activity and related information follows (in thousands except weighted average grant date fair value):

	Number of Units Outstanding	Weighted Average Grant-Date Fair Value
Balance at January 1, 2024	4	$18.00
Granted	59	$2.26
Vested and released	(38)	$4.61
Balance at December 31, 2024	25	$1.15
Vested and unreleased	25	$1.15
Outstanding at December 31, 2024	25	$1.15

Schedule of Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following categories on the accompanying unaudited condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended March 31,
	2025	2024
Research and development	$147	$203
General and administrative	460	685
Total stock-based compensation expense	$607	$888

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$751	$1,075
General and administrative	2,206	3,734
Total stock-based compensation expense	$2,957	$4,809

Schedule of Stock Options Valuation Assumptions
	Three Months Ended March 31,
	2025	2024
Expected volatility	86.90%	88.54%
Risk-free interest rate	4.13%	3.93%
Expected option life (in years)	6.01	5.77
Expected dividend yield	0.0%	0.0%

	Year Ended December 31,
	2024	2023
Expected volatility	85.63%	88.76%
Risk-free interest rate	4.21%	3.81%
Expected option life (in years)	5.64	5.80
Expected dividend yield	0.0%	0.0%